UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam Money Market Liquidity Fund

The fund's portfolio
6/30/10 (Unaudited)

U.S. TREASURY OBLIGATIONS (62.2%)(a)
		Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills		0.250	4/07/11	$72,000,000	$71,860,280
U.S. Treasury Bills		0.195	2/10/11	50,000,000	49,939,333
U.S. Treasury Bills		0.209	12/16/10	50,000,000	49,951,350
U.S. Treasury Bills		0.185	11/12/10	75,000,000	74,948,354
U.S. Treasury Bills		0.147	10/28/10	25,000,000	24,987,893
U.S. Treasury Bills		0.164	10/21/10	75,000,000	74,961,850
U.S. Treasury Bills		0.126	9/23/10	50,000,000	49,985,358
U.S. Treasury Bills		0.066	9/16/10	150,000,000	149,971,339
U.S. Treasury Bills		0.131	9/09/10	175,000,000	174,962,521
U.S. Treasury Bills		0.155	9/02/10	181,500,000	181,464,339
U.S. Treasury Bills		0.160	8/26/10	392,000,000	391,925,533
U.S. Treasury Bills		0.030	8/19/10	325,000,000	324,966,772
U.S. Treasury Bills		0.065	8/12/10	300,000,000	299,971,592
U.S. Treasury Bills		0.075	8/05/10	275,000,000	274,982,148
U.S. Treasury Bills		0.047	7/29/10	275,000,000	274,987,643
U.S. Treasury Bills		0.040	7/22/10	225,000,000	224,993,722
U.S. Treasury Bills		0.040	7/15/10	300,000,000	299,994,614
U.S. Treasury Notes (k)		0.344	3/31/11	50,000,000	51,646,730
U.S. Treasury Notes (k)		0.160	10/15/10	50,000,000	50,592,885
U.S. Treasury Notes (k)		0.077	7/31/10	200,000,000	200,439,667
U.S. Treasury Notes (k)		0.116	9/30/10	50,000,000	50,234,559
U.S. Treasury Notes (k)		0.303	2/28/11	50,000,000	50,189,813
U.S. Treasury Notes (k)		0.208	12/31/10	50,000,000	50,166,744

Total U.S. treasury obligations (cost $3,448,125,039)					$3,448,125,039

REPURCHASE AGREEMENTS (14.2%)(a)
				Principal amount	Value

Interest in $100,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Citigroup Global
Markets, Inc. due July 1, 2010 -- maturity value
of $53,500,386 for an effective yield of 0.26%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 8.60% and due
dates ranging from September 15, 2010 to
March 1, 2040, valued at $105,000,000)				$53,500,000	$53,500,000
Interest in $80,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with JPMorgan
Securities, Inc. due July 1, 2010 -- maturity value
of $30,000,217 for an effective yield of 0.26%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 1.207% to 3.25% and due
dates ranging from July 8, 2010 to June 22, 2012,
valued at $81,600,309)				30,000,000	30,000,000
Interest in $40,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Bank of America
Securities, Inc. due July 1, 2010 -- maturity value
of $40,000,256 for an effective yield of 0.23%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 5.125% to 6.00% and due
dates ranging from June 20, 2013 to April 25, 2014,
valued at $42,000,001)				40,000,000	40,000,000
Interest in $55,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Deutsche Bank
Securities, Inc. due July 1, 2010 -- maturity value
of $30,000,175 for an effective yield of 0.21%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 1.015% to 8.50% and due
dates ranging from March 20, 2012 to May 15, 2014,
valued at $57,750,001)				30,000,000	30,000,000
Interest in $200,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with JPMorgan
Securities, Inc. due July 1, 2010 -- maturity value
of $200,000,333 for an effective yield of 0.06%
(collateralized by Fannie Mae with coupon rates
ranging from 4.00% to 8.00% and due dates ranging from
August 1, 2011 to July 1, 2040, valued at $204,004,429)				200,000,000	200,000,000
Interest in $325,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Bank of America
Securities, Inc. due July 1, 2010 -- maturity value
of $205,600,286 for an effective yield of 0.05%
(collateralized by Ginnie Mae with coupon rates
ranging from 4.50% to 6.00% and due dates ranging from
March 15, 2038 to June 20, 2040, valued
at $331,500,001)				205,600,000	205,600,000
Interest in $125,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Deutsche Bank
Securities, Inc. due July 1, 2010 -- maturity value
of $125,000,174 for an effective yield of 0.05%
(collateralized by Fannie Mae with coupon rates
ranging from 2.969% to 5.825% and due dates ranging
from January 1, 2036 to March 1, 2040, valued
at $127,500,001)				125,000,000	125,000,000
Interest in $100,000,000 joint tri-party repurchase
agreement dated June 30, 2010 with Credit Suiss First
Boston Securities, Inc. due July 1, 2010 -- maturity
value of $100,000,139 for an effective yield of 0.05%
(collateralized by Fannie Mae with coupon rates
ranging from 4.00% to 8.00% and due dates ranging from
April 1, 2011 to May 1, 2050, valued at $102,001,981)				100,000,000	100,000,000

Total repurchase agreements (cost $784,100,000)					$784,100,000

MUNICIPAL BONDS AND NOTES (5.6%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Arizona (0.3%)
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. B (Barclays Bank PLC (LOC)) (M)	0.150	9/01/24	P-1	$14,500,000	$14,500,000
					14,500,000

Colorado (0.4%)
CO Edl. & Cultural Fac. Auth. VRDN (National Jewish
Federation Bond), Ser. A1 (Bank of America, N.A.
(LOC)) (M)	0.150	9/01/33	VMIG1	14,205,000	14,205,000
CO Hsg. & Fin. Auth. VRDN (Single Fam.)
Ser. B1 (Fannie Mae, Freddit Mac (LOC)) (M)	0.310	11/01/32	VMIG1	5,000,000	5,000,000
Ser. B2 (Fannie Mae, Freddie Mac (LOC)) (M)	0.310	11/01/30	VMIG1	4,585,000	4,585,000
					23,790,000

Illinois (0.2%)
Chicago, Waste Wtr. Transmission VRDN, Ser. C-3
(Northern Trust Co. (LOC)) (M)	0.140	1/01/39	VMIG1	9,200,000	9,200,000
					9,200,000

Indiana (0.5%)
IN State Fin. Auth. VRDN, Ser. A-3 (M)	0.160	2/01/37	VMIG1	20,000,000	20,000,000
IN State Fin. Auth. Edl. Fac. VRDN, Ser. A-1 (M)	0.140	2/01/37	VMIG1	9,000,000	9,000,000
					29,000,000

Kentucky (0.2%)
Breckinridge Cnty., Lease Program VRDN, Ser. A (U.S.
Bank, N.A. (LOC)) (M)	0.140	2/01/32	VMIG1	7,090,000	7,090,000
Christian Cnty., Assn. of Cnty. Leasing Trust VRDN,
Ser. B (U.S. Bank N.A. (LOC)) (M)	0.140	8/01/37	VMIG1	3,315,000	3,315,000
					10,405,000

Maryland (0.4%)
Johns Hopkins University Commercial Paper Ser. A	0.290	9/10/10	A-1+	19,500,000	19,500,000
					19,500,000

Massachusetts (0.2%)
Massachusetts Health & Educational Facility Authority
Commercial Paper (Harvard U.) Ser. EE	0.250	8/12/10	A-1+	11,000,000	11,000,000
					11,000,000

Michigan (0.4%)
U. of MI VRDN (Hosp.), Ser. A (M)	0.140	12/01/37	VMIG1	3,555,000	3,555,000
U. of WI Hosp. & Clinic Auth. VRDN, Ser. B (U.S. Bank
N.A. (LOC)) (M)	0.140	4/01/34	VMIG1	19,600,000	19,600,000
					23,155,000

Missouri (0.5%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(Washington U. (The)), Ser. A (M)	0.170	9/01/30	VMIG1	15,100,000	15,100,000
(Washington U. (The)), Ser. B (M)	0.170	9/01/30	VMIG1	4,800,000	4,800,000
(Sisters of Mercy Hlth.), Ser. A (M)	0.140	6/01/16	VMIG1	8,925,000	8,925,000
(Sisters of Mercy Hlth.), Ser. B (M)	0.140	6/01/16	VMIG1	5,120,000	5,120,000
					33,945,000

Colorado (0.4%)
Reno, Sales Tax VRDN (Bank of New York (LOC)) (M)	0.140	6/01/42	VMIG1	23,510,000	23,510,000
					23,510,000

New Hampshire (0.6%)
NH Hlth. & Ed. Fac. Auth. VRDN (U. of NH), Ser. B (M)	0.130	7/01/33	VMIG1	31,130,000	31,130,000
					31,130,000

Oklahoma (0.2%)
OK State Tpk. Auth. VRDN, Ser. E (M)	0.140	1/01/28	VMIG1	13,760,000	13,760,000
					13,760,000

Texas (1.1%)
Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas
Childrens Hosp.), Ser. B-1 (M)	0.230	10/01/29	VMIG1	27,250,000	27,250,000
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.),
Ser. A (M)	0.140	5/15/37	VMIG1	11,750,000	11,750,000
San Antonio, Edl. Fac. Corp. VRDN (Trinity U.) (M)	0.150	6/01/33	A-1	8,000,000	8,000,000
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX
Hlth. Resources), Ser. G (M)	0.130	11/15/33	VMIG1	7,400,000	7,400,000
Denton, Indpt. School Dist. VRDN, Ser. 05-A (M)	0.330	8/01/35	A-1	5,250,000	5,250,000
					59,650,000

Wisconsin (0.2%)

WI State Hlth. & Edl. Fac. Auth. VRDN (WI Med.
College), Ser. B (U.S. Bank N.A. (LOC)) (M)	0.240	12/01/33	VMIG1	9,600,000	9,600,000
					9,600,000
Total municipal bonds and notes (cost $312,145,000)					$312,145,000

ASSET-BACKED COMMERCIAL PAPER (5.1%)(a)
		Yield (%)	Maturity date	Principal amount	Value

Bryant Park Funding, LLC		0.420	8/16/10	$19,313,000	$19,302,635
FCAR Owner Trust I		0.350	7/06/10	28,000,000	27,998,639
Liberty Street Funding, LLC		0.300	7/21/10	25,000,000	24,995,833
Manhattan Asset Funding Co., LLC		0.501	8/20/10	30,000,000	29,979,167
Old Line Funding Corp.		0.420	8/04/10	38,360,000	38,344,784
Royal Park Investments Funding Corp. (Belgium)		0.290	7/07/10	25,000,000	24,998,792
Sheffield Receivables Corp.		0.380	7/29/10	8,200,000	8,197,576
Sheffield Receivables Corp.		0.300	7/14/10	25,000,000	24,997,292
Straight-A Funding, LLC		0.410	8/11/10	13,908,000	13,901,506
Straight-A Funding, LLC		0.350	7/13/10	16,000,000	15,998,133
Windmill Funding Corp.		0.300	7/16/10	16,500,000	16,497,938
Windmill Funding Corp.		0.250	7/08/10	40,000,000	39,998,056

Total asset-backed commercial paper (cost $285,210,351)					$285,210,351

CERTIFICATES OF DEPOSIT (4.8%)(a)
		Interest rate (%)	Maturity date	Principal amount	Value

Bank of Nova Scotia (Canada)		0.370	8/10/10	$24,000,000	$23,997,868
Credit Agricole Corporate and Investment Bank/New York
FRN (France)		0.390	7/02/10	30,000,000	30,000,077
Lloyds TSB Bank PLC/New York, NY FRN (United Kingdom)
(M)		0.851	5/06/11	20,500,000	20,500,000
National (Australia)		0.490	8/26/10	29,000,000	29,000,000
National Australia Bank, Ltd. (Australia)		0.340	7/30/10	28,000,000	28,000,113
Rabobank Nederland NV NY (Netherlands)		0.310	7/02/10	40,000,000	40,000,022
Societe Generale NY (France)		0.320	8/12/10	30,000,000	29,998,599
Svenska Handelsbanken/New York		0.450	8/20/10	30,000,000	30,000,000
Westpac Banking Corp. NY FRN (Australia)		0.391	11/03/10	35,400,000	35,400,000

Total certificates of deposit (cost $266,896,679)					$266,896,679

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.8%)(a)
		Yield (%)	Maturity date	Principal amount	Value

Fannie Mae discount notes		0.321	11/15/10	$8,000,000	$7,990,258
Fannie Mae discount notes		0.235	9/01/10	27,100,000	27,089,032
Federal Farm Credit Bank FRB Ser. 1		0.357	2/28/11	21,300,000	21,300,000
Federal Home Loan Bank		0.290	7/09/10	40,000,000	40,000,000
Federal Home Loan Bank unsec. bonds FRN Ser. 1		0.184	11/08/10	25,000,000	25,000,000
Federal Home Loan Bank unsec. bonds FRN Ser. 2		0.310	11/19/10	20,000,000	19,998,453
Federal Home Loan Mortgage Corp.		0.220	8/13/10	10,225,000	10,222,313
Freddie Mac discount notes		0.280	10/05/10	13,496,000	13,485,923
Freddie Mac discount notes		0.240	9/15/10	25,000,000	24,987,333
Freddie Mac discount notes		0.250	9/07/10	21,200,000	21,189,989

Total U.S. government agency obligations (cost $211,263,301)					$211,263,301

COMMERCIAL PAPER (2.7%)(a)
		Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A
(Australia)		0.397	11/23/10	$32,000,000	$32,000,000
ING (US) Funding, LLC		0.310	7/09/10	21,150,000	21,148,543
MetLife Short Term Funding, LLC		0.370	7/06/10	20,000,000	19,998,972
Nationwide Building Society (United Kingdom)		0.330	7/15/10	30,000,000	29,996,150
Nordea North America, Inc.		0.280	7/16/10	46,900,000	46,894,379

Total commercial paper (cost $150,038,044)					$150,038,044

CORPORATE BONDS AND NOTES (1.4%)(a)
		Interest rate (%)	Maturity date	Principal amount	Value

JPMorgan Chase & Co. sr. unsec. notes FRN, MTN Ser. C		0.858	9/24/10	$22,800,000	$22,815,321
JPMorgan Chase Bank NA sr. notes FRN		0.348	6/21/11	30,000,000	30,000,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia)		0.401	7/01/11	25,000,000	25,000,000

Total corporate bonds and notes (cost $77,815,321)					$77,815,321

TOTAL INVESTMENTS

Total investments (cost $5,535,593,735)(b)					$5,535,593,735

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
VRDN	Variable Rate Demand Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009, through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $5,539,324,002.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(k) The rates shown are the current interest rates at the close of the reporting period.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$285,210,351	$--

Certificates of deposit	--	266,896,679	--

Commercial paper	--	150,038,044	--

Corporate bonds and notes	--	77,815,321	--

Municipal bonds and notes	--	312,145,000	--

U.S. Governments Agency Obligations	--	211,263,301	--

U.S. Treasury Obligations	--	3,448,125,039	--

Repurchase agreements	--	784,100,000	--

Totals by level	$--	$5,535,593,735	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 30, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 30, 2010